Cover	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2024
Entity File Number	333-259315-01
Entity Registrant Name	DUKE ENERGY PROGRESS NC STORM FUNDING LLC
Entity Central Index Key	0001881229
Entity Tax Identification Number	87-2308312
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	410 South Wilmington Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601-1748
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false